Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$4,966,666	$3,775,351
Total deferred tax assets	4,966,666	3,775,351
Valuation allowance	(4,966,666)	(3,775,351)
Net deferred tax assets	$-	$-

Schedule of federal statutory rate
	2018	2017

Federal statutory taxes	(21.00)%	(21.00)%
State income taxes, net of federal tax benefit	(4.35)%	(4.35)
Nondeductible items	-	-
Change in tax rate estimates	-	-
Change in valuation allowance	25.35%	25.35
	-%	-%